Cover	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2026
Entity File Number	001-35368
Entity Registrant Name	Capri Holdings Ltd
Entity Central Index Key	0001530721
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	90 Whitfield Street
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1T 4EZ
Country Region	44
City Area Code	207
Local Phone Number	632 8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	CPRI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false